UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                        Date of fiscal year end: June 30, 2006

           Date of reporting period: January 1, 2006 - March 31, 2006

Item 1.  Schedule of Investments.


-----------------------------------------------------------------------------------------------------------------
 AUXIER FOCUS FUND
 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

    Shares     Security Description                                                                 Value

 Common Stock - 73.0%
 Consumer Discretionary - 12.5%
        16,200 Apollo Group, Inc., Class A +                                                            $850,662
         4,500 Career Education Corp. +                                                                  169,785
         2,450 CBRL Group, Inc.                                                                          107,579
         1,325 CBS Corp., Class A                                                                         31,932
        31,400 Comcast Corp., Class A +                                                                  821,424
         4,000 Costco Wholesale Corp.                                                                    216,640
        42,600 CVS Corp.                                                                               1,272,462
         4,594 Discovery Holding Co., Class A +                                                           68,910
        12,100 D.R. Horton, Inc.                                                                         401,962
        40,650 Family Dollar Stores, Inc.                                                              1,081,290
         8,000 FirstService Corp. +                                                                      196,720
         2,000 Home Depot, Inc.                                                                           84,600
         2,000 International Speedway Corp., Class A                                                     101,800
        13,100 ITT Educational Services, Inc. +                                                          839,055
        59,650 Lincoln Educational Services +                                                          1,011,068
         3,700 Lowe's Cos., Inc.                                                                         238,428
        41,500 MAXIMUS, Inc.                                                                           1,493,170
         5,000 McDonald's Corp.                                                                          171,800
         3,000 MDC Holdings, Inc.                                                                        192,930
           200 Nike, Inc., Class B                                                                        17,020
         1,500 Office Depot, Inc. +                                                                       55,860
         7,400 Signet Group plc ADR                                                                      140,452
         4,000 Southwest Airlines Co.                                                                     71,960
           200 Speedway Motorsports, Inc.                                                                  7,642
        43,500 Time Warner, Inc.                                                                         730,365
         9,550 TJX Cos., Inc.                                                                            237,031
         6,000 Tribune Co.                                                                               164,580
         8,150 Universal Technical Institute, Inc. +                                                     245,315
        14,990 Value Line, Inc.                                                                          554,630
         1,325 Viacom, Inc., Class A +                                                                    51,357
        30,100 Wal-Mart Stores, Inc.                                                                   1,421,924
         3,450 Weight Watchers International, Inc.                                                       177,330
         7,300 Yum! Brands, Inc.                                                                         356,678
                                                                                              -------------------
                                                                                                      13,584,361
                                                                                              -------------------

 Consumer Staples - 11.5%
        15,250 Alberto-Culver Co.                                                                        674,507
       393,050 Alliance One International, Inc.                                                        1,910,223
        18,900 Altria Group, Inc.                                                                      1,339,254
        22,850 Anheuser-Busch Cos., Inc.                                                                 977,294
        26,000 Avon Products, Inc.                                                                       810,420
        57,050 Coca-Cola Co.                                                                           2,388,684
        16,800 Diageo plc ADR                                                                          1,065,624
         4,000 Estee Lauder Cos., Inc.                                                                   148,760
        18,250 Helen of Troy, Ltd. +                                                                     386,900
         7,500 Kroger Co.                                                                                152,700
        28,000 National Beverage Corp.                                                                   323,960
         2,000 Nestle SA ADR                                                                             148,066
        52,350 Safeway, Inc.                                                                           1,315,032
         5,000 Tyson Foods, Inc., Class A                                                                 68,700
        19,650 UST, Inc.                                                                                 817,440
                                                                                              -------------------
                                                                                                      12,527,564
                                                                                              -------------------

    Shares     Security Description                                                                 Value

 Energy - 1.7%
        14,950 Chevron Corp.                                                                            $866,651
        20,013 El Paso Corp.                                                                             241,157
           800 LUKOIL ADR                                                                                 66,560
           500 PetroChina Company, Ltd. ADR                                                               52,475
         2,950 Petroleo Brasileiro ADR                                                                   255,677
         1,200 Sibneft ADR                                                                                26,100
           550 Surgutneftegaz ADR                                                                         41,388
        17,000 Willbros Group, Inc. +                                                                    345,780
                                                                                              -------------------
                                                                                                       1,895,788
                                                                                              -------------------

 Financials - 20.6%
         6,400 American Express Co.                                                                      336,320
        22,500 American International Group, Inc.                                                      1,487,025
         1,280 Ameriprise Financial, Inc.                                                                 57,677
        11,050 Aon Corp.                                                                                 458,685
        35,600 Assurant, Inc.                                                                          1,753,300
        34,583 Bank of America Corp.                                                                   1,574,910
         2,000 Bank of New York, Inc.                                                                     72,080
           502 Berkshire Hathaway, Inc., Class B +                                                     1,512,024
         2,500 Cascade Financial Corp.                                                                    47,500
        44,993 Citigroup, Inc.                                                                         2,125,469
         7,450 Federal Home Loan Mortgage Corp.                                                          454,450
        49,500 H&R Block, Inc.                                                                         1,071,675
         5,544 JPMorgan Chase & Co.                                                                      230,852
        11,000 Longview Fibre Co.                                                                        284,240
        78,200 Marsh & McLennan Cos., Inc.                                                             2,295,952
         5,000 Morgan Stanley                                                                            314,100
        12,500 Old Republic International Corp.                                                          272,750
         7,000 PMI Group, Inc.                                                                           321,440
         9,000 RenaissanceRe Holdings, Ltd.                                                              392,580
         3,200 Safeco Corp.                                                                              160,672
        68,668 St. Paul Travelers Cos., Inc.                                                           2,869,636
         2,600 Student Loan Corp.                                                                        605,800
        65,300 UnumProvident Corp.                                                                     1,337,344
        51,850 Waddell & Reed Financial, Inc., Class A                                                 1,197,735
         9,246 Washington Federal, Inc.                                                                  223,753
        23,400 Washington Mutual, Inc.                                                                   997,308
                                                                                              -------------------
                                                                                                      22,455,277
                                                                                              -------------------

 Health Care - 11.3%
         8,750 Amgen, Inc. +                                                                             636,562
        10,000 Apria Healthcare Group, Inc. +                                                            229,800
        89,004 BioScrip, Inc. +                                                                          641,719
        72,550 Boston Scientific Corp. +                                                               1,672,277
         5,000 Bristol-Myers Squibb Co.                                                                  123,050
         4,700 Cardinal Health, Inc.                                                                     350,244
        12,999 Coventry Health Care, Inc. +                                                              701,686
         7,905 Express Scripts, Inc. +                                                                   694,850
         2,900 Guidant Corp.                                                                             226,374
         5,000 HCA, Inc.                                                                                 228,950


    Shares     Security Description                                                                 Value

        97,900 Health Management Associates, Inc., Class A                                            $2,111,703
        13,250 Invacare Corp.                                                                            411,545
        17,070 LifePoint Hospitals, Inc. +                                                               530,877
         2,550 Medco Health Solutions, Inc. +                                                            145,911
        11,850 Merck & Co., Inc.                                                                         417,476
         5,000 Pfizer, Inc.                                                                              124,600
        16,000 WellPoint, Inc. +                                                                       1,238,880
        21,050 Wyeth                                                                                   1,021,346
        12,000 Zimmer Holdings, Inc. +                                                                   811,200
                                                                                              -------------------
                                                                                                      12,319,050
                                                                                              -------------------

 Industrials - 3.2%
        75,550 AGCO Corp. +                                                                            1,566,907
        44,000 Blount International, Inc. +                                                              708,840
         3,000 Boeing Corp.                                                                              233,790
        10,000 GenCorp, Inc. +                                                                           205,500
         2,000 Snap-On, Inc.                                                                              76,240
         6,000 Timken Co.                                                                                193,620
        17,500 Tyco International, Ltd.                                                                  470,400
                                                                                              -------------------
                                                                                                       3,455,297
                                                                                              -------------------

 Information Technology - 4.8%
        38,500 BISYS Group, Inc. +                                                                       518,980
        30,150 Cypress Semiconductor Corp. +                                                             511,042
        25,500 Dell, Inc. +                                                                              758,880
        53,400 eFunds Corp. +                                                                          1,379,856
         4,200 Electronic Data Systems Corp.                                                             112,686
        26,670 First Data Corp.                                                                        1,248,689
           549 Freescale Semiconductor, Inc., Class B +                                                   15,246
        18,400 Microsoft Corp.                                                                           500,664
        10,000 Oracle Corp. +                                                                            136,900
                                                                                              -------------------
                                                                                                       5,182,943
                                                                                              -------------------

 Materials - 3.5%
        21,200 Alcoa, Inc.                                                                               647,872
         3,500 Companhia Vale do Rio Doce ADR                                                            169,855
        32,300 Dow Chemical Co.                                                                        1,311,380
        23,950 E.I. du Pont de Nemours & Co.                                                           1,010,930
        18,000 Plum Creek Timber Co., Inc.                                                               664,740
                                                                                              -------------------
                                                                                                       3,804,777
                                                                                              -------------------

 Telecommunications - 3.5%
        35,750 AT&T, Inc.                                                                                966,680
         4,975 Motorola, Inc.                                                                            113,977
        48,450 SK Telecom Co., Ltd. ADR                                                                1,142,936
        10,000 Telecom Copr of New Zealand, Ltd., ADR                                                    273,200
        59,000 Telefonos de Mexico SA ADR                                                              1,326,320
                                                                                              -------------------
                                                                                                       3,823,113
                                                                                              -------------------

 Utilities - 0.4%
        13,000 Duke Energy Corp. +                                                                       378,950
         2,200 IDACORP, Inc.                                                                              71,544
                                                                                              -------------------
                                                                                                         450,494
                                                                                              -------------------
 Total Common Stock (Cost $67,412,486)


                                                                                                      79,498,664
                                                                                              -------------------

    Shares     Security Description                                        Rate      Maturity              Value

 Preferred Stock - 1.9%
 Convertible Preferred Stock - 1.1%
 Consumer Discretionary - 0.8%
        22,375 Interpublic Group of Cos., Inc.                             5.38 %                       $833,469
                                                                                              -------------------

 Financials - 0.3%
         9,800 UnumProvident Corp.                                         8.25                          382,200
                                                                                              -------------------

 Total Convertible Preferred Stock (Cost $1,306,869)                                                   1,215,669
                                                                                              -------------------

 Non-Convertible Preferred Stock - 0.8%
 Utilities - 0.8%
                                                                 ---------------
           305 AEP Texas Central Co.                                       4.00                           20,530
           200 Boston Edison Co.                                           4.25                           15,706
         1,500 Connecticut Light & Power Co.                               1.90                           50,625
         1,000 Connecticut Light & Power Co.                               2.00                           37,750
         1,500 Connecticut Light & Power Co.                               3.90                           47,625
         1,500 Dayton Power & Light Co.                                    3.90                          102,937
         1,000 Entergy New Orleans, Inc.                                   4.75                           50,000
         1,300 Great Plains Energy, Inc.                                   4.50                          107,088
         4,000 Hawaiian Electric Co.                                       4.25                           56,250
           300 Indianapolis Power & Light Co.                              4.00                           20,475
            78 MidAmerican Energy Co.                                      3.30                            5,029
            80 MidAmerican Energy Co.                                      3.90                            5,900
           100 Monongahela Power Co.                                       4.40                            8,750
         1,300 Nothern Indiana Public Services Co.                         4.25                          131,300
         1,000 Pacific Enterprises, Inc. - Sempra Energy                   4.50                           85,900
           400 Peco Energy Co.                                             3.80                           30,200
           945 Public Services Electric & Gas Co.                          4.08                           76,781
           300 Westar Energy, Inc.                                         4.25                           22,341
                                                                                              -------------------
 Total Non-Convertible Preferred Stock (Cost $756,565)                                                   875,187
                                                                                              -------------------

 Total Preferred Stock (Cost $2,063,434)                                                               2,090,856
                                                                                              -------------------

 Exchange Traded Funds - 0.2%
        10,000 iShares MSCI Germany Index Fund  (Cost $94,200)                                           230,500
                                                                                              -------------------

  Principal

 Asset Backed Obligations - 0.6%
        14,519 Scotia Pacific Co., LLC                                     6.55      01/20/07             11,154
       905,000 Scotia Pacific Co., LLC                                     7.11      01/20/14            690,248
                                                                                              -------------------
 Total Asset Backed Obligations (Cost $854,860)                                                          701,402
                                                                                              -------------------

 Corporate Bonds - 4.4%
 Convertible Bonds - 0.2%
 Health Care - 0.2%
       200,000 Greenery Rehabilitation Group, Inc. (Cost $182,193)         6.50      06/15/11            169,000
                                                                                              -------------------


  Principal    Security Description                                        Rate      Maturity              Value

 Non-Convertible Bonds - 4.2%
 Consumer Staples - 0.3%
       300,000 Alliance One International, Inc. (phi)                     11.00 %    05/15/12           $289,500
                                                                                              -------------------
                                                                                                         289,500
                                                                                              -------------------

 Energy - 0.5%
       220,000 Coastal Corp.                                               7.50      08/15/06            221,375
       115,000 Coastal Corp.                                               6.50      06/01/08            115,288
       190,000 Coastal Corp.                                               6.70      02/15/27            192,451
        50,000 Newpark Resources, Inc.                                     8.63      12/15/07             50,250
                                                                                              -------------------
                                                                                                         579,364
                                                                                              -------------------

 Financials - 1.9%
       198,550 Finova Group, Inc.                                          7.50      11/15/09             67,011
       545,000 GB Property Funding Corp.                                  11.00      09/29/20            408,750
       670,000 GMAC                                                        6.13      09/15/06            666,982
       100,000 GMAC                                                        5.75      10/15/06             97,490
       670,000 GMAC                                                        4.38      12/10/07            621,624
       200,000 GMAC                                                        6.88      09/15/11            186,621
        80,000 Marsh & McLennan Cos., Inc.                                 5.38      03/15/07             79,798
                                                                                              -------------------
                                                                                                       2,128,276
                                                                                              -------------------

 Health Care - 0.6%
       700,000 Tenet Healthcare Corp.                                      6.38      12/01/11            635,250
                                                                                              -------------------

 Industrials - 0.2%
        19,018 Grupo TMM SA 1/-                                              10.50      08/01/07             19,113
        94,000 Waste Management, Inc.                                      7.38      08/01/10            100,372
        71,000 Waste Management, Inc.                                      7.65      03/15/11             77,096
                                                                                              -------------------
                                                                                                         196,581
                                                                                              -------------------

 Information Technology - 0.1%
       100,000 Danka Business Systems                                     10.00      04/01/08             81,750
                                                                                              -------------------

 Utilities - 0.6%
       255,000 Indianapolis Power & Light Co.                              8.00      10/15/06            258,171
        65,000 Indianapolis Power & Light Co.                              7.38      08/01/07             66,343
        50,000 Monongahela Power Co.                                       5.00      10/01/06             49,863
       275,000 Sierra Pacific Power Co.                                    8.00      06/01/08            287,415
                                                                                              -------------------
                                                                                                         661,792
                                                                                              -------------------

 Total Non-Convertible Bonds (Cost $4,794,860)                                                         4,572,513
                                                                                              -------------------

 Total Corporate Bonds (Cost $4,977,053)                                                               4,741,513
                                                                                              -------------------


  Principal    Security Description                                        Rate      Maturity              Value

 Foreign Municipal Bonds +/- - 1.3%
     1,500,000 Ontario Hydro Residual Strip +/-                              5.51 %    10/01/20           $639,664
       706,000 Ontario Hydro Residual Strip +/-                              5.47      11/27/20            296,535
     1,095,000 Ontario Hydro Residual Strip +/-                              5.61      10/15/21            442,107
       235,000 Ontario Hydro Residual Strip +/-                              5.75      08/18/22             90,052
                                                                                              -------------------
 Total Municipal Bonds (Cost $1,053,176)                                                               1,468,358
                                                                                              -------------------


 US Treasury Securities - 5.2%
     1,000,000 US Treasury Bill +/-                                          4.32      04/27/06            997,005
       935,000 US Treasury Note                                            3.88      07/31/07            923,423
       800,000 US Treasury Note                                            4.00      09/30/07            790,438
       260,000 US Treasury Note                                            4.25      10/31/07            257,705
       500,000 US Treasury Note                                            4.25      11/30/07            495,371
        65,000 US Treasury Note                                            3.75      05/15/08             63,624
       460,000 US Treasury Note                                            3.88      07/15/10            443,469
       685,000 US Treasury Note                                            4.38      01/31/08            679,515
     1,000,000 US Treasury Note                                            4.63      02/29/08            996,290
                                                                                              -------------------
 Total US Treasury Securities (Cost $5,689,771)                                                        5,646,840
                                                                                              -------------------

    Shares

 Short-Term Investments - 13.4%
 Money Market Funds - 9.8%
     5,206,425 CitiSM Institutional U.S. Treasury Reserves                                              5,206,425
     5,440,208 CitiSM Institutional Cash Reserves, Class O                                              5,440,208
                                                                                              -------------------
 Total Money Market Funds (Cost $10,646,633)                                                          10,646,633
                                                                                              -------------------

 Money Market Deposit Account - 3.6%
   $ 3,939,508 Citibank Money Market Deposit Account (Cost $3,939,508)                                 3,939,508
                                                                                              -------------------
                                                                                              -------------------

 Total Short-Term Investments (Cost $14,586,141)                                                      14,586,141
                                                                                              -------------------

 Total Investments - 100.0%  (Cost $96,731,121)*                                                    $108,964,274
 Other Assets & Liabilities, Net - 0.0%                                                                  (18,465)
                                                                                              -------------------
                                                                                              -------------------
 NET ASSETS - 100.0%                                                                                $108,945,809
                                                                                              ===================

-----------------------------------------------------------------
 ADR  American Depositary Receipt.
 +  Non-income producing security.
 V Securities are currently in default on scheduled interest or principal payments.
 1/- Payment-in-kind bond. Issuer may make interest payments in cash or in additional debt securities.
(phi) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $265,500 or 0.3% of net assets.
 +/- Zero coupon bond. Interest rate presented is yield to maturity.

 *Cost for Federal income tax purposes is substantially the same as for financial statement purpores and net unrealized appreciation (depreciation) consists of:
 Gross Unrealized Appreciation                                      $14,955,824
 Gross Unrealized Depreciation                                       (2,722,671)
                                                                 ---------------
                                                                 ---------------
 Net Unrealized Appreciation (Depreciation)                         $12,233,153
                                                                 ===============


------------------------------------------------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


     Shares                           Security Description                                                 Value

Common Stock - 91.5%
Automotive - 6.7%
           50,000 Carmax, Inc.+                                                                             $ 1,634,000
           47,900 Keystone Automotive Industries, Inc.+                                                       2,021,859
           29,000 O'Reilly Automotive, Inc.+                                                                  1,060,240
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              4,716,099
                                                                                                    --------------------
                                                                                                    --------------------

Banking - 2.2%
           28,500 East-West Bancorp, Inc.                                                                     1,098,675
           25,000 UCBH Holdings, Inc.                                                                           473,000
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              1,571,675
                                                                                                    --------------------
                                                                                                    --------------------

Business Services - 4.3%
           37,000 Iron Mountain, Inc.+                                                                        1,507,380
           37,500 Paychex, Inc.                                                                               1,562,250
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              3,069,630
                                                                                                    --------------------
                                                                                                    --------------------

Communication Equipment - 2.7%
           38,000 QUALCOMM, Inc.                                                                              1,923,180
                                                                                                    --------------------
                                                                                                    --------------------

Communication Services - 0.6%
           13,500 American Tower Corp., Class A+                                                                409,320
                                                                                                    --------------------
                                                                                                    --------------------

Consumer Discretionary - 1.7%
           26,000 Carnival Corp.                                                                              1,231,620
                                                                                                    --------------------
                                                                                                    --------------------

Distribution & Industrial Supplies - 9.2%
           13,500 Actuant Corp., Class A                                                                        826,470
           43,000 Donaldson Co., Inc.                                                                         1,452,970
           43,500 Fastenal Co.                                                                                2,059,290
           33,000 Raven Industries, Inc.                                                                      1,290,630
           19,500 SCP Pool Corp.                                                                                914,745
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              6,544,105
                                                                                                    --------------------
                                                                                                    --------------------

Education - 1.8%
           30,500 Education Management Corp.+                                                                 1,268,800
                                                                                                    --------------------
                                                                                                    --------------------

Electronics - 4.1%
           20,000 Garmin, Ltd.                                                                                1,588,600
           30,000 Trimble Navigation, Ltd.+                                                                   1,351,500
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              2,940,100
                                                                                                    --------------------
                                                                                                    --------------------

Energy Services - 1.3%
            7,000 Schlumberger, Ltd.                                                                            885,990
                                                                                                    --------------------
                                                                                                    --------------------

Energy Sources - 2.8%
           12,000 Apache Corp.                                                                                  786,120
           29,000 St. Mary Land & Exploration Co.                                                             1,184,070
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              1,970,190
                                                                                                    --------------------
                                                                                                    --------------------

Entertainment - 3.3%
           35,000 Clear Channel Communications, Inc.                                                          1,015,350
           22,000 Comcast Corp., Class A+                                                                       574,640
           28,000 Walt Disney Co.                                                                               780,920
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              2,370,910
                                                                                                    --------------------
                                                                                                    --------------------

Financial Services - 5.4%
           17,000 First Data Corp.                                                                              795,940
           22,000 Fiserv, Inc.+                                                                                 936,100
           31,000 Jack Henry & Associates, Inc.                                                                 708,970
           18,000 T. Rowe Price Group, Inc.                                                                   1,407,780
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              3,848,790
                                                                                                    --------------------
                                                                                                    --------------------

Health Care - 0.6%
            7,000 Johnson & Johnson                                                                             414,540
                                                                                                    --------------------
                                                                                                    --------------------

Health Care Services - 2.2%
           24,000 Caremark Rx, Inc.+                                                                          1,180,320
           19,700 PSS World Medical, Inc.+                                                                      380,013
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              1,560,333
                                                                                                    --------------------
                                                                                                    --------------------

Home Improvements - 2.1%
           18,000 Mohawk Industries, Inc.+                                                                    1,452,960
                                                                                                    --------------------
                                                                                                    --------------------

Household Products - 2.1%
           26,000 Procter & Gamble Co.                                                                        1,498,120
                                                                                                    --------------------
                                                                                                    --------------------

Infrastructure - 2.2%
           65,000 Chicago Bridge & Iron Co. NV                                                                1,560,000
                                                                                                    --------------------
                                                                                                    --------------------

Insurance - 6.5%
           26,000 Brown & Brown, Inc.                                                                           863,200
            4,500 Markel Corp.+                                                                               1,519,560
           20,000 RenaissanceRe Holdings, Ltd.                                                                  872,400
            2,300 White Mountains Insurance Group Ltd.                                                        1,367,350
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              4,622,510
                                                                                                    --------------------
                                                                                                    --------------------

IT Services - 1.3%
          24,400  SRA International, Inc., Class A+                                                             920,612
                                                                                                    --------------------
                                                                                                    --------------------

Life Sciences - 8.8%
           26,000 Idexx Laboratories, Inc.+                                                                   2,245,360
           17,500 Invitrogen Corp.+                                                                           1,227,275
           15,500 Laboratory Corp. of America Holdings+                                                         906,440
           65,000 VCA Antech, Inc.+                                                                           1,851,200
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              6,230,275
                                                                                                    --------------------
                                                                                                    --------------------

Logistics - 3.3%


           10,500 Expeditors International Washington, Inc.                                                     907,095
           46,000 UTI Worldwide, Inc.                                                                         1,453,600
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              2,360,695
                                                                                                    --------------------
                                                                                                    --------------------

Machinery - 1.4%
          22,000  Graco Inc.                                                                                    999,460
                                                                                                    --------------------
                                                                                                    --------------------

Medical Products - 4.1%
           28,000 Medtronic, Inc.                                                                             1,421,000
           21,500 Zimmer Holdings, Inc.+                                                                      1,453,400
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              2,874,400
                                                                                                    --------------------
                                                                                                    --------------------

Merchandising - 6.8%
           30,000 Tractor Supply Co.+                                                                         1,990,200
           24,000 Walgreen Co.                                                                                1,035,120
           10,000 Whole Foods Market, Inc.                                                                      664,400
           42,000 Yankee Candle Co., Inc.                                                                     1,149,540
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              4,839,260
                                                                                                    --------------------
                                                                                                    --------------------

Pharmaceuticals - 1.3%
           12,500 Amgen, Inc.+                                                                                  909,375
                                                                                                    --------------------
                                                                                                    --------------------


Transportation - 2.7%
           16,500 General Maritime Corp.                                                                        550,110
           74,000 OMI Corp.                                                                                   1,333,480
                                                                                                    --------------------
                                                                                                    --------------------
                                                                                                              1,883,590
                                                                                                    --------------------
                                                                                                    --------------------

Total Common Stock (Cost $49,736,264)                                                                        64,876,539
                                                                                                    --------------------
                                                                                                    --------------------

    Principal
Short-Term Investment - 9.0%
Money Market Deposit Account - 9.0%
      $ 6,388,619 Citibank Money Market Deposit Account, 3.95%                                                6,388,619
                                                                                                    --------------------
                                                                                                    --------------------

                  (Cost $6,388,619)

Total Investments - 100.5%                                                                                   71,265,158
(Cost $56,124,883)*
Other Assets and Liabilities, Net - (0.5)%                                                                     (341,287)
                                                                                                    --------------------
                                                                                                    --------------------
Total Net Assets - 100.0%                                                                                  $ 70,923,871
                                                                                                    ====================
                                                                                                    ====================



------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

+ Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                  Gross Unrealized Appreciation                                        $ 15,838,390
                  Gross Unrealized Depreciation                                            (698,115)
                                                                               ---------------------
                                                                               ---------------------
                  Net Unrealized Appreciation (Depreciation)                           $ 15,140,275
                                                                               =====================
                                                                               =====================



GOLDEN LARGE CORE VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------

          Shares                      Security Description                                 Value

Common Stock - 95.4%
Consumer Discretionary - 7.9%

                      1340 Harley-Davidson, Inc.                                             $ 69,519
                      1170 Lennar Corp., Class A                                               70,645
                       770 Nike, Inc., Class B                                                 65,527
                      1790 Office Depot, Inc. +                                                66,660
                                                                                       ---------------
                                                                                              272,351
                                                                                       ---------------

Consumer Staples - 5.6%
                     1,070 Clorox Co.                                                          64,039
                     1,470 Kellogg Co.                                                         64,739
                     1,120 Procter & Gamble Co.                                                64,534
                                                                                       ---------------
                                                                                              193,312
                                                                                       ---------------

Energy - 9.9%
                     1,180 Chevron Corp.                                                       68,405
                     1,100 ConocoPhillips                                                      69,465
                     1,090 Exxon Mobil Corp.                                                   66,337
                       720 Occidental Petroleum Corp.                                          66,708
                      1310 Tidewater Inc.                                                      72,351
                                                                                       ---------------
                                                                                              343,266
                                                                                       ---------------

Financials - 22.7%
                     1,210 ACE Ltd.                                                            62,932
                     1,250 Allstate Corp.                                                      65,137
                     1,580 Aon Corp.                                                           65,586
                     1,390 Bank of America Corp.                                               63,301
                     1,150 Comerica, Inc.                                                      66,665
                       440 Goldman Sachs GP                                                    69,062
                       460 Lehman Brothers Holdings, Inc.                                      66,484
                     1,190 Lincoln National Corp.                                              64,962
                     1,890 Mellon Financial Corp.                                              67,284
                       840 Merrill Lynch & Co., Inc.                                           66,158
                     1,350 Metlife, Inc.                                                       65,299
                     1,250 Northern Trust Corp.                                                65,625
                                                                                       ---------------
                                                                                              788,495
                                                                                       ---------------

Health Care - 11.1%
                     1,320 Aetna, Inc.                                                         64,865
                       990 Bausch & Lomb, Inc.                                                 63,063
                     1,030 Becton Dickinson & Co.                                              63,427
                     1,080 Johnson & Johnson                                                   63,958
                     1,180 UnitedHealth Group, Inc.                                            65,915
                     1,340 Wyeth                                                               65,017
                                                                                       ---------------
                                                                                              386,245
                                                                                       ---------------

Industrials - 11.4%
                       860 3M Co.                                                              65,093
                       740 Black & Decker Corp.                                                64,299
                       790 Cooper Industries, Ltd.                                             68,651
                       910 Eaton Corp.                                                         66,403


                     1,820 Thermo Electron Corp. +                                             67,504
                     1,130 United Technologies Corp.                                           65,506
                                                                                       ---------------
                                                                                              397,456
                                                                                       ---------------

Information Technology - 11.5%
                     1,180 Computer Sciences Corp. +                                           65,549
                     1,950 Hewlett-Packard Co.                                                 64,155
                       790 IBM                                                                 65,151
                     3,340 Intel Corp.                                                         64,629
                     2,460 Microsoft Corp.                                                     66,937
                     2,220 Texas Instruments, Inc.                                             72,083
                                                                                       ---------------
                                                                                              398,504
                                                                                       ---------------
Materials - 1.9%
                     1,180 Praxair, Inc.                                                       65,077
                                                                                       ---------------

Technology  - 1.9%
                     2,440 National Semiconductor                                              67,930
                                                                                       ---------------

Telecommunication - 7.8%
                     1,020 Alltel Corp.                                                        66,045
                     1,910 Amdocs Ltd. +                                                       68,875
                     3,060 Motorola, Inc.                                                      70,105
                     2,530 Sprint Nextel Corp.                                                 65,375
                                                                                       ---------------
                                                                                              270,400
                                                                                       ---------------
Transportation Services - 1.9%
                       590 FedEx Corp.                                                         66,635
                                                                                       ---------------

Utilities- 1.8%
                     1,210 Exelon Corp.                                                        64,009
                                                                                       ---------------

Total Common Stock (Cost $3,155,227)                                                        3,313,680
                                                                                       ---------------

Mutual Fund - 2.6%
                       700 iShares S&P 500 Index Fund (Cost $90,617)                           90,965
                                                                                       ---------------

Short-Term Investments - 3.2%
Money Market Fund - 2.5%
                    87,275 Fidelity Institutional Cash Money Market Fund ($87,274)             87,274
                                                                                       ---------------
        Principal
Money Market Deposit Account - 0.7%
                  $ 22,814 Citibank Money Market Deposit Account ($22,814)                     22,814
                                                                                       ---------------

 Total Short - Term Investments (Cost $110,088)                                               110,088
                                                                                       ---------------


Total Investments 101.2%  (Cost $3,355,932)*                                              $ 3,514,733
Other Assets & Liabilities, Net (1.2%)                                                        (42,924)
                                                                                       ---------------
                                                                                       ---------------
NET ASSETS - 100.0%                                                                       $ 3,471,809
                                                                                       ===============



-----------------------------------------------------------------------
+ Non-income producing security.
*  Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation)
   consists of:
                           Gross Unrealized Appreciation                                    $ 206,477
                           Gross Unrealized Depreciation                                      (47,676)
                                                                                       ---------------
                                                                                       ---------------
                           Net Unrealized Appreciation (Depreciation)                       $ 158,801
                                                                                       ===============



---------------------------------------------------------------------------------------------------
GOLDEN SMALL CORE VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (Unaudited)
---------------------------------------------------------------------------------------------------

         Shares                      Security Description                               Value

Common Stock - 96.0%
Consumer Discretionary - 17.9%
                   12,350 Charming Shoppes, Inc. +                                         183,644
                    5,600 K-Swiss, Inc., Class A                                           168,784
                    2,750 MDC Holdings, Inc.                                               176,853
                    4,750 Men's Wearhouse, Inc.                                            170,715
                    3,050 Oshkosh Truck Corp.                                              189,832
                    7,800 Payless Shoesource, Inc. +                                       178,542
                    4,400 RC2 Corp. +                                                      175,164
                    3,750 Steiner Leisure, Ltd. +                                          151,875
                    3,500 Toro Co.                                                         167,125
                    3,050 WESCO International, Inc. +                                      207,431
                    6,950 Wolverine World Wide, Inc.                                       153,804
                                                                                    ---------------
                                                                                         1,923,769
                                                                                    ---------------

Energy - 7.1%
                    2,550 Berry Petroleum Co., Class A                                     174,547
                    3,650 Frontier Oil Corp.                                               216,627
                    4,950 Helix Energy Solutions Group, Inc. +                             187,605
                    3,300 Lone Star Technologies, Inc. +                                   182,853
                                                                                    ---------------
                                                                                           761,632
                                                                                    ---------------

Financials - 15.3%
                    2,900 Arch Capital Group, Ltd. +                                       167,446
                    2,950 Bank of Hawaii Corp.                                             157,264
                    9,650 CNA Surety Corp. +                                               161,444
                    2,700 Corus Bankshares, Inc.                                           160,488
                    3,600 Investment Technology Group, Inc. +                              179,280
                    5,300 Ohio Casualty Corp.                                              168,010
                    4,850 Philadelphia Consolidated Holding Corp. +                        165,579
                    5,650 Platinum Underwriters Holdings, Ltd.                             164,415
                    3,050 ProAssurance Corp. +                                             158,600
                    3,000 Stancorp Financial Group, Inc.                                   162,330
                                                                                    ---------------
                                                                                         1,644,856
                                                                                    ---------------

Health Care  - 7.9%
                    6,200 Cutera, Inc. +                                                   168,144
                    3,200 Haemonetics Corp. +                                              162,464
                    1,950 Pediatrix Medical Group, Inc. +                                  200,148
                    3,950 Sierra Health Services, Inc. +                                   160,765
                    3,900 Sybron Dental Specialties, Inc. +                                160,836
                                                                                    ---------------
                                                                                           852,357
                                                                                    ---------------

Industrials - 27.2%
                    3,600 Ametek, Inc.                                                     161,856
                    4,600 Benchmark Electronics, Inc.+                                     176,410
                    3,200 CNF, Inc.                                                        159,808
                    3,950 Crane Co.                                                        161,989
                    3,750 Cymer, Inc. +                                                    170,400
                    3,600 Eagle Materials, Inc.                                            229,536
                    3,550 Landstar System, Inc.                                            156,626
                    3,400 Lincoln Electric Holdings, Inc.                                  183,566
                    5,350 Pacer International, Inc.                                        174,838


                    5,350 Park Electrochemical Corp.                                       157,825
                    2,550 Quanex Corp.                                                     169,907
                    3,700 Ryder System, Inc.                                               165,686
                    4,350 Silgan Holdings, Inc.                                            174,740
                    5,100 Tektronix, Inc.                                                  182,121
                    2,150 Terex Corp. +                                                    170,366
                    5,450 Timken Co.                                                       175,872
                    4,900 Woodward Governor Co.                                            162,925
                                                                                    ---------------
                                                                                         2,934,471
                                                                                    ---------------

Information Technology - 12.5%
                   11,050 Agilysys, Inc.                                                   166,413
                    3,700 Ansys, Inc. +                                                    200,355
                    9,300 Emulex Corp. +                                                   158,937
                    3,050 Global Payments, Inc.                                            161,680
                    5,100 Hyperion Solutions Corp. +                                       166,260
                    4,000 Imation Corp.                                                    171,640
                    6,100 Per-Se Technologies, Inc. +                                      162,626
                    5,550 Progress Software Corp. +                                        161,450
                                                                                    ---------------
                                                                                         1,349,361
                                                                                    ---------------

Materials - 4.9%
                    5,750 Louisiana-Pacific Corp.                                          156,400
                    2,150 Reliance Steel & Aluminum Co.                                    201,928
                    6,700 Schulman A, Inc.                                                 165,825
                                                                                    ---------------
                                                                                           524,153
                                                                                    ---------------

Telecommunication - 3.2%
                    5,950 Adtran, Inc.                                                     155,771
                    6,600 CommScope, Inc. +                                                188,430
                                                                                    ---------------
                                                                                           344,201
                                                                                    ---------------

Total Common Stock (Cost $9,427,865)                                                    10,334,800
                                                                                    ---------------

Short-Term Investments - 4.0%
Money Market Fund - 3.6%
                  383,315 Fidelity Institutional Cash Money Market Fund ($383,315)         383,315
                                                                                    ---------------
        Principal
 Money Market Deposit Account - 0.4%
                 $ 46,572 Citibank Money Market Deposit Account ($46,572)                   46,572
                                                                                    ---------------

                                                                                    ---------------
Total Short - Term Investments (Cost $429,887)                                             429,887
                                                                                    ---------------

Total Investments - 100.0%  (Cost $9,857,752)*                                        $ 10,764,687
Other Assets & Liabilities, Net - 0.0%                                                       1,886
                                                                                    ---------------
                                                                                    ---------------
NET ASSETS - 100.0%                                                                   $ 10,766,573
                                                                                    ===============





---------------------------------------------------------------------
+ Non-income producing security.
*  Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation)
   consists of:
                          Gross Unrealized Appreciation                                $ 1,033,935
                          Gross Unrealized Depreciation                                   (127,000)
                                                                                    ---------------
                                                                                    ---------------
                          Net Unrealized Appreciation (Depreciation)                     $ 906,935
                                                                                    ===============



Item 2.  Controls and Procedures.
(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    5/30/06
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    5/30/06
         __________________________


By:      /s/ Carl A. Bright
         __________________________
         Carl A. Bright, Principal Financial Officer

Date:    5/30/06
         __________________________